Earnings per Share (Tables)	12 Months Ended
Mar. 31, 2021
Earnings per share [abstract]
Basis for calculating basic and diluted earnings per share	The basis for calculating basic and diluted earnings per share (“EPS”) (attributable to owners of the Company) is as follows:

	For the Year Ended March 31
	2019	2020	2021
Net profit for the year attributable to owners of the Company:
Net profit for the year attributable to owners of the Company JPY (millions)	¥135,192	¥44,241	¥376,005
Net profit used for calculation of earnings per share JPY (millions)	135,192	44,241	376,005
Weighted-average number of ordinary shares outstanding during the year (thousands of shares) [basic]	961,477	1,557,204	1,562,006
Dilutive effect (thousands of shares)	5,420	9,000	11,531
Weighted-average number of ordinary shares outstanding during the year (thousands of shares) [diluted]	966,897	1,566,204	1,573,537

Earnings per share
Basic (JPY)	140.61	28.41	240.72
Diluted (JPY)	139.82	28.25	238.96